Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Earnings from Operations Before Income Taxes

Income taxes have been based on the following components of earnings from operations before income taxes for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
U.S.	$(71)	$129	$136
Foreign	27	28	2
Total	$(44)	$157	$138

Components of Income Tax Expense (Benefit) from Operations

The components of income tax expense (benefit) from operations for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Current
U.S. federal	$20	$54	$76
U.S. state and local	1	10	13
Foreign	7	5	13
Current income tax expense	28	69	102
Deferred
U.S. federal	(11)	(17)	(31)
U.S. state and local	(4)	(3)	(5)
Foreign	—	2	(2)
Deferred income tax benefit	(15)	(18)	(38)
Income tax expense	$13	$51	$64

Reconciliation of Differences Between Federal Statutory and Effective Income Tax Rate

The following table outlines the reconciliation of differences between the Federal statutory tax rate and the Company’s effective income tax rate:

	2017	2016	2015
Federal statutory tax rate	35.0%	35.0%	35.0%
International investment tax credit	25.9	(1.6)	(1.8)
Foreign tax rate differential	6.5	(1.4)	0.8
State and local income taxes, net of U.S. federal income tax benefit	4.0	3.1	3.8
Domestic manufacturing deduction	1.3	(3.1)	(4.4)
Adjustment of uncertain tax positions and interest	—	—	4.4
Acquisition-related expenses	—	—	3.0
Section 162(m) limitation	(5.1)	0.3	0.5
Impairment charges	(21.8)	—	—
Change in valuation allowances	(22.6)	0.9	2.5
Impact of the Tax Act
Deferred tax effects	(19.2)	—	—
Transition tax	(36.2)	—	—
Other	1.7	(0.7)	2.7
Effective income tax rate	(30.5)%	32.5%	46.5%

Significant Deferred Tax Assets and Liabilities

The significant deferred tax assets and liabilities at December 31, 2017 and 2016 were as follows:

	2017	2016
Deferred tax assets:
Net operating losses and other tax carryforwards	$138	$106
Pension plan liabilities	58	126
Accrued liabilities	33	57
Foreign depreciation	13	10
Other	4	6
Total deferred tax assets	246	305
Valuation allowances	(115)	(87)
Net deferred tax assets	$131	$218

Deferred tax liabilities:
Accelerated depreciation	$(40)	$(91)
Other intangible assets	(30)	(56)
Inventories	(6)	(11)
Other	(5)	(5)
Total deferred tax liabilities	(81)	(163)

Net deferred tax assets	$50	$55

Transactions Affecting Valuation Allowance On Deferred Tax Assets

Transactions affecting the valuation allowances on deferred tax assets during the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Balance, beginning of year	$87	$106	$111
Current year expense-net	9	1	3
Transfer of U.K. entity to parent company	—	(7)	—
Foreign exchange and other	19	(13)	(8)
Balance, end of year	$115	$87	$106

Unrecognized Tax Benefits

Changes in the Company’s unrecognized tax benefits at December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Balance, beginning of year	$—	$5	$—
Additions for tax positions of prior years	—	—	5
Settlements during the year	—	(5)	—
Foreign exchange and other	—	—	—
Balance, end of year	$—	$—	$5